Note 15 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Deferred tax assets
Non-capital loss carry-forwards	$ 6,528,099	$ 6,831,991	$ 6,031,917
Book and tax basis differences on assets and liabilities	1,006,667	992,378	773,590
Other	47,180	37,136	17,590
Ontario harmonization tax credit	371,160	399,831	427,355
Investment tax credit	2,327,722	2,324,856	2,089,238
Undeducted research and development expenditures	2,183,486	2,180,640	2,179,097
	12,464,314	12,766,832	11,518,787
Valuation allowances for deferred tax assets	(12,464,314)	(12,766,832)	(11,518,787)
Net deferred tax assets	$ 0	$ 0	$ 0